HARRISON LAW, P.A.

Diane J. Harrison Bar Admissions: Florida and Nevada	6860 Gulfport Blvd. S. PMB 162 South Pasadena, Florida 33707 Phone: (941) 723-7564 Fax: (941) 531-4935 HarrisonDJEsq@tampabay.rr.com

February 8, 2007

Mr. Larry M. Spirgel, Assistant Director

Division of Corporation Finance

U.S. Securities and Exchange Commission

Mail Stop 3720

100 F Street, NE

Washington D.C., 20549

Re:

Harcom Productions, Inc.

First Amendment to Registration Statement on Form SB-2

File No. 333-139685

Filed: February 8, 2007

Dear Mr. Spirgel:

The table below contains Harcom Production, Inc.’s (the Company’s) responses to the SEC’s Comment Letter dated January 26, 2007. On behalf of the Company, on February 8, 2007, I transmitted via EDGAR the Company’s First Amendment to Registration Statement on Form SB-2. Furthermore, to facilitate your review, the Company also transmitted via EDGAR an HTML version of the red-lined document.

General

1.

We thank you for the comment regarding a “general solicitation”.  We have referred to Rule 502 “General Conditions to Be Met” of the Securities Act of 1933.  Upon review of this section we believe that we have correctly identified our offering.  Under Rule 502(c), Limitation on Manner of Offering, except as provided for in Rule 504(b)(1), neither the issuer nor any person acting on its behalf shall offer or sell the securities by any form of general solicitation or general advertising, including, but not limited to, the following:

(1)

Any advertisement, article, notice or other communication published in any newspaper, magazine, or similar media or broadcast over television or radio; and

(2)

Any seminar or meeting whose attendees have been invited by any general solicitation or general advertising;

Provided, however, that publication by an issuer of a notice in accordance with Rule 135c shall not be deemed to constitute general solicitation or general advertising for purposes of this rule.

While the Company does not believe the disclosure in the MD&A Section constitutes a “general solicitation”, it has decided to remove the information in question.  The Company believes that precise conformance to the Items under regulation SB as well as the Rules under the Securities Act of 1933 as commented upon by this examiner is in the best interests of the Company.

Determination of Offering Price, page 6

2.  Upon further analysis of our offering price we agree with the examiner that our relative cash requirements should not be included.  Therefore, we have removed this information from our disclosure.

Larry M. Spirgel, SEC

Re:  Harcom Productions, Inc.

2/8/2007

Dilution, page 6

3.  We provided a table comparison of the different pricing as required by Item 506(a) of Regulation S-B.

Management’s Discussion and Analysis or Plan of Operation, page 20

Results of Operations for the Year Ended December 31, 2005, page 26

4. Disclosure was modified in accordance with your comment.

5. Disclosure was modified in accordance with your comment.

Certain Relationships and Related Transactions, page 29

6. Additional disclosure was added in accordance with your comment.

Balance Sheet, September 30, 2006 and 2005, page B (now page F-2)

7. We reviewed our document line by line in Word and HTML.  We do not find any items that do not match the financials supplied by the accountants.  Hopefully this transmission will come through correctly.  If it does not, please call me directly and I will immediately work to find out why the page in question is not coming through as we have it inserted from the accountants.

Income Statements, pages C and H (now pages F-3 and F-8)

8. Please refer to the revised financials provided by the Company’s accountants.

Report of Independent Registered Public Accounting firm, page F (now page F-6)

9. We received a detailed response from the Company accountants.  They have referred to Appendix 9A-1 from the PCAOB Auditing Standard No. 1 and Paragraph 170, PCAOB Auditing Standard No. 2.  They believe the language in their report conforms to both Standard No. 1 and Standard No. 2.  The Report of Independent Registered Public Accounting Firm remains the same and is virtually identical as to the language found in Appendix 9A-1, Report of Independent Registered Public Accounting Firm.

Balance Sheets, December 31, 2005 and 2004, page G (now page F-7)

10. The financial statements have been modified in accordance with your comment.

Note 10 – Subsequent Events, page P (now page F-16)

11. Disclosure has been modified per your comment.

12. We added disclosure in the Determination of Offering Price section, page 6, regarding the assessment made by the Company to increase its sale price to the public from the amount paid per share by existing shareholders.

Sincerely,

/s/ DIANE J. HARRISON

Diane J. Harrison, Esq.

Enclosures:

1. Harcom Productions, Inc. SB-2/A-1

2. HTML Harcom Productions, Inc. SB-2/A-1 Red-lined

3. Exhibit 5.1: Opinion Regarding Legality and Consent of Counsel: by Diane J. Harrison, Esq.

4. Exhibit 23.1: Consent of Experts and Counsel: Independent Auditor's Consent by Killman, Murrell & Company, P.C.